Variable Interest Entities (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Revenue from Related Parties	$ 8,618,000	$ 8,059,000	$ 28,788,000	$ 26,123,000
ES Windows LLC [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Revenue from Related Parties	8,500,000	4,300,000
Accounts Receivable, Related Parties	13,400,000		11,800,000
Ventanas Solar SA [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Accounts Receivable, Related Parties	$ 600,000		$ 2,700,000
Sales Revenue Description	less than $0.1 million	less than $0.1 million